Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating Loss Carryforwards [Line Items]
Loss before tax	$ (28,463,328)	$ (10,860,317)	[1]
Deferred tax benefit of net operating loss	0	0
Deferred tax benefit other than benefit of net operating loss	0	0
Total income tax benefit	40,244
United States
Operating Loss Carryforwards [Line Items]
Loss before tax	(13,139,622)	(841,323)
Deferred tax benefit of net operating loss	0	0
Deferred tax benefit other than benefit of net operating loss	0	0
Total income tax benefit	40,244
PRC/Hong Kong
Operating Loss Carryforwards [Line Items]
Loss before tax	(15,323,706)	(10,018,994)
Deferred tax benefit of net operating loss	0	0
Deferred tax benefit other than benefit of net operating loss	$ 0	$ 0

[1]	The above consolidated statements of operations include Guang Ming. The acquisition of Guang Ming was completed on April 4, 2018 and accounted for as a reorganization of entities under common control and as if it had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 805-50 (See Note 6 "Acquisition")